Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of changes in standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves
Beginning of the period	$ 169,492	$ 0
Net change in sales and transfer prices and in production (lifting) costs related to future production	62,881	102,726
Changes in estimated future development costs	8,297	2,950
Sales and transfers of oil and gas produced during the period	(54,057)	(29,542)
Net changes due to purchases and sales of minerals in place		70,993
Net changes due to revisions in quantity estimates	57,189	38,206
Previously estimated development costs incurred during the period	17,980	1,758
Accretion of discount	26,625	16,484
Other-unspecified	(12,650)	2,338
Net change in income taxes	(38,008)	(36,421)
Aggregate change in the standardized measure of discounted future net cash flows for the year	68,257	169,492
End of the period	237,749	169,492
Company's Share of Equity-Method Investments [Member]
Summary of changes in standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves
Beginning of the period	102,476	64,136
Net change in sales and transfer prices and in production (lifting) costs related to future production	27,944	57,626
Changes in estimated future development costs	(8,862)	(9,051)
Sales and transfers of oil and gas produced during the period	(44,268)	(32,370)
Net change due to extensions, discoveries and improved recovery		2,781
Net changes due to purchases and sales of minerals in place	51,781	(1,912)
Net changes due to revisions in quantity estimates	22,005	16,859
Previously estimated development costs incurred during the period	13,840	16,570
Exchange transaction	(23,356)
Accretion of discount	11,179	8,780
Other-unspecified	(2,065)	1,496
Net change in income taxes	(17,942)	(22,439)
Aggregate change in the standardized measure of discounted future net cash flows for the year	30,256	38,340
End of the period	$ 132,732	$ 102,476